RESTRUCTURING (Details Narrative) - USD ($)		1 Months Ended		9 Months Ended
	Jul. 13, 2022	Jul. 21, 2022	Jul. 16, 2022	Jul. 31, 2022	Mar. 17, 2022	Dec. 27, 2021	Nov. 30, 2021	Jun. 10, 2021	Jun. 04, 2021	May 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price						$ 0.029	$ 0.067	$ 0.167	$ 0.136	$ 0.175
Letter of intent description				Skycrest/Greyt Group and Beyond 100 each advanced Organicell $400,000 and $300,000, respectively (a total of $700,000) as good faith deposits against the $2,000,000 (a total of $4,000,000) purchase price for the Shares.
Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Share price					$ 0.018
Warrant [Member] | Consulting Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of warrants purchased		150,000,000
Exercise Price		$ 0.02
Skycrest Holdings [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment	$ 2,000,000
Number of common stock purchased	100,000,000
Share price	$ 0.02
Beyond 100 F Z E [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Investment			$ 2,000,000
Number of common stock purchased			100,000,000
Share price			$ 0.02